Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [LineItems]
Net earnings	$ 313	$ 841	$ 747	$ 1,319
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(27)	12	(24)	42
Cash flow hedges adjustments to equity	25	(12)	20	(33)
Related tax benefit on cash flow hedges adjustments to equity	0	0	1	0
Foreign currency translation adjustments to equity	200	(16)	302	(87)
Other comprehensive income that will be reclassified to profit or loss, net of tax	198	(16)	299	(78)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	3	8	(3)	9
Related tax (expense) benefit on fair value adjustments on financial assets	0	(2)	1	(2)
Remeasurement on defined benefit pension plans	30	(5)	38	12
Related tax expense on remeasurement on defined benefit pension plans	(7)	(2)	(9)	(6)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	26	(1)	27	13
Other comprehensive income (loss)	224	(17)	326	(65)
Total comprehensive income	537	824	1,073	1,254
Comprehensive income (loss) for the period attributable to:
Non-controlling interests	0	0	0	(8)
Total comprehensive income	537	824	1,073	1,254
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	521	827	1,048	1,251
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ 16	$ (3)	$ 25	$ 11